Investments - Schedule of investments accounted for under equity method (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 186,699,668	¥ 212,467,061
Wuhan Shayu Network Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	168,416,427	184,555,328
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 18,283,241	¥ 27,911,733